Stockholders' Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Stockholders' Equity

9. Stockholders' Equity

During the first half of 2024 and 2023, the Company had no issuance of shares.

On January 30, 2024, and April 30, 2024, the Company paid dividends of $0.59375 per share, $8,012 in aggregate, on its 9.50% Series F Preferred Shares.

On February 28, 2024, and May 28, 2024, the Company paid dividends of $0.57812 per share $5,488 in total, on its Series E Preferred Shares.

On March 27, 2024, the Company declared the first semi-annual dividend of $0.60 per common share, $17,705 in total, was paid on July 18, 2024. On March 16, 2023, the Company declared an annual dividend of $0.60 per common share, $0.30 per common share paid, $8,856 in total, on June 15, 2023, and $0.30 per common share, $8,850 in total, paid on December 19, 2023.

On May 30, 2023, the Company declared the redemption of all of its 3,517,061 Series D Preferred Shares, $25.00 per share and the payment of the final dividend of $0.243056 per share, on the same date, July 7, 2023. Upon declaration, the Company re-classified an amount equal to the fair value of the Series D Preferred Shares from equity to current liabilities. The difference between the carrying value and the fair value of the Series D Preferred Shares, amounting to $3,256, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Earnings per Common Share in 2023 (Note 11).